Related Parties Transactions (Details) - Schedule of Revenue Due from Related Parties - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Parties Transactions (Details) - Schedule of Revenue Due from Related Parties [Line Items]
Revenue - related parties	$ 1,900	$ 307,788
Rgene [Member]
Related Parties Transactions (Details) - Schedule of Revenue Due from Related Parties [Line Items]
Revenue - related parties	$ 1,900	$ 307,788